Sentinel Estate Provider
                      Supplement dated October 27, 2006 to
                        the Prospectus dated May 1, 2006

The following changes are effective November 20, 2006.

The "Risk of Lapse" paragraph on page 2 is deleted and replaced with the following:

     RISK OF LAPSE. If on any Monthly Policy Date the Cash Surrender Value of a Policy is insufficient to cover the Monthly Deductions and other charges under the Policy, we will notify you of this, and the Policy will enter a 61-day Grace Period. If the Grace Period expires without a sufficient payment, the Policy will lapse, and will have no further value. This could happen: (1) if the investment returns on your chosen investment portfolios are lower than anticipated; (2) if you do not pay premiums at the levels you planned; or (3) if you take Policy loans. Your Policy generally will not lapse: (1) during the first 5 Policy Years as long as you pay the Cumulative Guarantee Premium; (2) if you purchase the Guaranteed Death Benefit Rider, subject to certain conditions, or (3) if you elect and exercise the Overloan Protection Rider, subject to certain conditions.

The following is added under "Tax Risks" on page 3:

     The tax treatment of the Overloan Protection Rider that may be purchased with this Policy is uncertain. In particular, it is not clear whether the Overloan Protection Rider will be effective to prevent taxation of the outstanding loan balance as a distribution when the Overloan Protection Rider causes the Policy to convert to a fixed Policy. Anyone contemplating the purchase of the Policy with the Overloan Protection Rider should consult a tax adviser.

The following row is added to the "Periodic Charges Other Than Portfolio Operating Expenses" table beginning on page 5:

     -------------------------------------------------------------------------------------------------------------
     PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
     -------------------------------------------------------------------------------------------------------------
     CHARGE                       WHEN CHARGE IS DEDUCTED  AMOUNT DEDUCTED -     AMOUNT DEDUCTED - CURRENT CHARGE
                                                           GUARANTEED CHARGE
     ---------------------------- ------------------------ --------------------- ---------------------------------
     OVERLOAN PROTECTION RIDER    At the time of exercise  0%-5% of Accumulated  0%-5% of Accumulated Value
                                                           Value
     ---------------------------- ------------------------ --------------------- ---------------------------------

The fourth paragraph under "Premiums" on page 20 is deleted and replaced with the following:

     You are not required to pay the Planned Periodic Premiums in accordance with the specified schedule. You may pay premiums whenever you like, and in any amount (subject to the $100 minimum and the limitations described in the next section). Payment of the Planned Periodic Premiums will not, however, guarantee that the Policy will remain in force. Instead, the Policy's Cash Surrender Value determines whether or not the Policy stays in force. Thus, even if Planned Periodic Premiums are paid, the Policy will lapse whenever the Cash Surrender Value is insufficient to pay the Monthly Deductions and any other charges under the Policy, if a Grace Period expires without an adequate payment by you (unless the Policy is in its first five years, you have purchased the Guaranteed Death Benefit Rider and have paid the required premiums, or you have elected, met the conditions to exercise and exercised the Overloan Protection Rider).

The following sentence is added to the "Portfolio Rebalancing" paragraph on page 26:

     If you submit a premium allocation change, Portfolio Rebalancing will terminate unless you request it to continue.

The following under "Lapse and Reinstatement" on page 35:

     You could also elect the Overloan Protection Rider, which will, subject to certain conditions, prevent the lapse of the Policy if properly exercised. (See "Optional Benefits," below).

The following is added to the list in the first paragraph under "Optional Benefits" on page 41 and the sentence below the list is deleted and replaced with the following:

     o   Overloan Protection Rider

     We describe certain of the Riders below. More information about the other Riders is available from your agent and in the Statement of Additional Information.

The following is added as new section under "Optional Benefits", which begins on page 41:

     Overloan Protection Rider

     If you elect the Overloan Protection Rider, we will guarantee that the Policy will not lapse if you meet the conditions to exercise and exercise the Rider before the Policy lapses. There is no charge for electing the Rider, but you will be charged if the Rider is exercised.

     AVAILABILITY. This Rider is available at any time at or after issue, but only with respect to Policies issued after the date this Rider is first offered. This Rider is available regardless of the other Riders elected. Once elected, the Rider may be cancelled on the Monthly Policy Date following receipt of a written request to terminate the Rider by National Life's Home Office.

     MECHANICS OF THE RIDER. As described in your Rider, the Rider may be exercised if all the following conditions are met:

     1. The younger of the Insureds at issue has or would now have an Attained Age greater than or equal to 75; and
     2. the Policy to which the Rider is attached has been in force for at least fifteen years from the Policy date of issue; and
     3. outstanding debt on the Policy must exceed the total Face Amount of the Policy; and
     4. the outstanding debt divided by the excess of the Accumulated Value over the Surrender Charge exceeds 0.95.

     We will send you a notification when these conditions have been met. The Rider must be exercised within sixty days of the date we mail notification. If it is not, the Rider will terminate.

     OTHER EFFECTS OF EXERCISE. All values from the Variable Account will be transferred to the Fixed Account. No further transfers from the Fixed Account to the Variable Account may be made. No additional premiums may be paid into the policy. Withdrawals will no longer be allowed. Monthly Deductions will cease. Any additional benefit Riders whose monthly cost was included in the Monthly Deductions will terminate. The policy Death Benefit Options will be switched to Option A if Option B is in effect. No adjustments will be made to the policy Face Amount. No further change in Death Benefit Option will be permitted.

     OTHER POSSIBLE PRODUCTS. Features similar to the Overloan Protection Rider are available in other products that do not offer subaccount options, including National Life's Ultra policy. If you do not plan on funding the contract above the amount required to be allocated to the General Account, thereby making use of the subaccounts offered in Sentinel Estate Provider, then Ultra or another non-variable universal life policy may be more cost effective for you.

     Additional information relating to the Overloan Protection Rider is provided in the Statement of Additional Information.

     TERMINATION. This rider will terminate on the earliest of:
     o the date that your Policy terminates or matures (depending on the state of issue);
     o 60 days following our mailing of notification that the conditions for exercising this Rider have been met; or
     o the Monthly Policy Date following the receipt of your request to terminate this Rider.

     If the Overloan Protection Rider is in force at the time your Policy lapses, you may reinstate the rider when you reinstate your Policy.

     TAX MATTERS. With the Overloan Protection Rider, this Policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the Policy without allowing the Policy to lapse. ANYONE CONTEMPLATING THE PURCHASE OF THE POLICY WITH THE INTENTION OF PURSUING THIS STRATEGY OR OTHERWISE EXERCISING THE "OVERLOAN PROTECTION" PROVIDED UNDER THE RIDER SHOULD BE AWARE THAT, AMONG OTHER RISKS, IT HAS NOT BEEN RULED ON BY THE IRS OR THE COURTS AND IT MAY BE SUBJECT TO CHALLENGE BY THE IRS, SINCE IT IS POSSIBLE THAT THE LOANS WILL BE TREATED AS TAXABLE DISTRIBUTIONS WHEN THE RIDER CAUSES THE POLICY TO CONVERT INTO A FIXED POLICY.

     THIS RIDER IS NOT AVAILABLE IN ALL STATES.

The following is added under "Tax Treatment of Policy Benefits-Policy Loans" on page 45:

     OVERLOAN PROTECTION RIDER. Anyone contemplating the purchase of the Policy with the Overloan Protection Rider should be aware that the tax consequences of the Overloan Protection Rider have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when the Overloan Protection Rider causes the Policy to be converted into a fixed Policy. You should consult a tax adviser as to the tax risks associated with the Overloan Protection Rider.

The current Appendix D is re-named Appendix E and the following is added as Appendix D:

                                   Appendix D
                            Overloan Protection Rider

Exhibit I
Male, Nonsmoker, Attained Age = 75, Option A       20 Year Projection after OPR Exercise
Death Benefit
Form 7206(0395)                                    Crediting rate on unloaned AV                           7%
                                                   Variable Loan Rate                                      6%

   Policy Values before OPR                  Year       Attained   End of   End of Year      End of Year   End of
           exercise:                                      Age     Year AV   Outstanding    Cash Surrender   Year
                                                                                Loan            Value       Death
                                                                                                           Benefit
                                                1         75      102,279      101,230         1,049       107,393

Face Amount                  $   75,000         2         76      108,426      107,304         1,122       113,847

Accumulated Value            $  100,000         3         77      114,943      113,742         1,201       120,690

GPT Corridor Factor                1.05         4         78      121,851      120,567         1,285       127,944

Death Benefit                $  105,000         5         79      129,175      127,801         1,375       135,634

Outstanding Loan             $   95,500         6         80      136,939      135,469         1,471       143,786

                                                7         81      145,170      143,597         1,574       152,429

Exercise Charge Percentage         3.52%        8         82      153,896      152,212         1,684       161,591

Exercise Charge              $    3,520         9         83      163,147      161,345         1,802       171,304

                                               10         84      172,954      171,026         1,928       181,601

Policy Values after OPR                        11         85      183,350      181,288         2,063       192,518
exercise:
Face Amount                  $   75,000        12         86      194,372      192,165         2,207       204,091

Accumulated Value            $   96,480        13         87      206,056      203,695         2,362       216,359

GPT Corridor Factor                1.05        14         88      218,443      215,916         2,527       229,365

Death Benefit                $  101,304        15         89      231,575      228,871         2,704       243,154

Outstanding Loan             $   95,500        16         90      245,497      242,604         2,893       257,772

                                               17         91      260,255      257,160         3,096       273,268

                                               18         92      275,902      272,589         3,312       289,697

                                               19         93      292,489      288,945         3,544       307,113

                                               20         94      310,074      306,281         3,792       325,577

Exhibit II
Male Nonsmoker/Female Nonsmoker, Attained Age = 75/75,
Option A Death Benefit
Form 7207(0395)
                                               20 Year Projection after OPR Exercise
                                      Crediting rate on unloaned AV           7%
                                      Variable Loan Rate                      6%

 Policy Values before OPR                   Year   Attained  End of Year  End of Year  End of Year    End of Year
         exercise:                                   Age       AV        Outstanding  Cash Surrender      Death
                                                                            Loan         Value           Benefit

                                              1      75      102,824      101,230        1,594          107,966

Face Amount                  $   75,000       2      76      109,010      107,304        1,706          114,460

Accumulated Value            $  100,000       3      77      115,567      113,742        1,825          121,346

GPT Corridor Factor                1.05       4      78      122,520      120,567        1,953          128,646

Death Benefit                $  105,000       5      79      129,890      127,801        2,090          136,385

Outstanding Loan             $   95,500       6      80      137,705      135,469        2,236          144,590

                                              7      81      145,989      143,597        2,393          153,289

Exercise Charge Percentage         3.01%      8      82      154,773      152,212        2,560          162,511

Exercise Charge              $    3,010       9      83      164,085      161,345        2,739          172,289

                                             10      84      173,957      171,026        2,931          182,655

Policy Values after OPR                      11      85      184,424      181,288        3,136          193,645
exercise:
Face Amount                  $   75,000      12      86      195,521      192,165        3,356          205,297

Accumulated Value            $   96,990      13      87      207,285      203,695        3,591          217,650

GPT Corridor Factor                1.05      14      88      219,758      215,916        3,842          230,746

Death Benefit                $  101,840      15      89      232,982      228,871        4,111          244,631

Outstanding Loan             $   95,500      16      90      247,002      242,604        4,399          259,352

                                             17      91      261,866      257,160        4,707          274,960

                                             18      92      277,625      272,589        5,036          291,507

                                             19      93      294,333      288,945        5,389          309,050

                                             20      94      312,047      306,281        5,766          327,650

                            Sentinel Estate Provider
                      Supplement dated October 27, 2006 to
            the Statement of Additional Information dated May 1, 2006

The following changes are effective November 20, 2006.

The following is added under "Distribution of the Policies" beginning on page 1:

     To promote sales of the Policies and consistent with NASD Conduct Rules, National Life and/or ESI may contribute amounts to various non-cash and cash incentives paid to registered representatives in addition to sales commissions, including (1) sponsoring educational programs, (2) sponsoring sales contests and/or promotions in which participants receive prizes such as travel, merchandise, hardware and/or software; (3) paying for occasional meals, lodging and/or entertainment; and/or (4) making cash payments in lieu of business expense reimbursements the amounts of which may be based on the sales of the Policies.

The following is added as a new section under "Optional Benefits", which begins on page 7:

     Overloan Protection Rider

     The Overloan Protection Rider is summarized in the prospectus. Additional information with respect to this rider is provided below.

     CALCULATION OF COST OF THE RIDER. There is a one-time Exercise Charge for this rider. The Exercise Charge will be equal to the product of the Exercise Charge Percentage shown on the Overloan Protection Rider Data Page for the Attained Age of the younger of the Insureds at the time of exercise multiplied by the Accumulated Value of the Policy. The Exercise Charge will be deducted from the Fixed Account.

     EFFECT OF INCREASES OR DECREASES. If you increase the Face Amount of a Policy with the Overloan Protection Rider, the Rider's protection will extend to the increase. If you decrease the Face Amount, the Rider's protection will apply to the reduced amount.

     THIS RIDER IS NOT AVAILABLE IN ALL STATES.